Share-based Compensation - Red Kingdom - Additional Information (Details) - USD ($)				1 Months Ended		12 Months Ended
	Jun. 15, 2017	Dec. 15, 2015	Apr. 03, 2014	May 31, 2014	Apr. 30, 2014	Dec. 31, 2017
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Total consideration						$ 157,654,695
Shares vested						2,309,490
Red Kingdom
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Ordinary shares issued			8,083,333
Total consideration			$ 141,971
Shares vested						811,667
Red Kingdom | Restricted Shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share issued to secure services				6,459,167	350,000
Compensation expenses, deemed service period				5 years
Shares vested	811,667				1,038,333
Unrecognized share-based compensation		$ 1,152,600
Non-vested restricted shares repurchased	1,329,999
Red Kingdom | Restricted Shares | Each yearly anniversary from the date of the agreement
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting percentage				20.00%
Red Kingdom | Restricted Shares | Each the contractually agreed milestones within each year
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting percentage					20.00%
Red Kingdom | Senior Management and Certain Advisors
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Ordinary shares issued			7,847,500
Red Kingdom | CEO | Restricted Shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Shares vested		1,921,000